WARRANTS DISCLOSURE	12 Months Ended
Mar. 31, 2018
Notes
WARRANTS DISCLOSURE

13.          WARRANTS

(i)            The movements during the year were as follows:

Year ended March 31,	2018			2017
	# of warrants	Weighted average exercise price	Fair value	# of warrants	Weighted average exercise price	Fair value
	in 000'	in 000'$	in 000'$	in 000'	in 000'$	in 000'$
Issued and outstanding, beginning of year	--	$--	$--	1	$2.80	$2,756
Reversed on loss of control of subsidiary	--	$--	--	(1)	$(2.80)	(2,756)
Issued and outstanding, end of year	--	$--	$--	--	$--	$--